Shareholder Report, Holdings (Details) - Fidelity Nasdaq Composite Index ETF	May 31, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United States
Holdings [Line Items]
Percent of Net Asset Value	96.60%
China
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%